INCOME TAX (Details Narrative) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers	$ 61,001	$ 61,001
Change in the valuation allowance	$ 42,564	$ (13,385,000)	$ (16,395,000)	$ (30,422,000)